Document and Entity Information	May 28, 2025
Document Type	8-K
Document Period End Date	May 28, 2025
Entity Registrant Name	XOMA Royalty Corp
Entity Incorporation State Country Code	NV
Entity File Number	001-39801
Entity Tax Identification Number	52-2154066
Entity Address Address Line 1	2200 Powell Street
Entity Address Address Line 2	Suite 310
Entity Address City Or Town	Emeryville
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94608
City Area Code	510
Local Phone Number	204-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000791908
Amendment Flag	false
Common Stock [Member]
Security 12b Title	Common Stock, $0.0075 par value
Trading Symbol	XOMA
Security Exchange Name	NASDAQ
8.625% Series A Cumulative, Perpetual Preferred Stock [Member]
Security 12b Title	8.625% Series A Cumulative Perpetual Preferred Stock, par value $0.05 per share
Trading Symbol	XOMAP
Security Exchange Name	NASDAQ
Series B Depositary Shares [Member]
Security 12b Title	Depositary Shares (each representing 1/1000th interest in a share of 8.375% Series B Cumulative Perpetual Preferred Stock, par value $0.05 per share)
Trading Symbol	XOMAO
Security Exchange Name	NASDAQ